Composition of Certain Financial Statement Items - Goodwill (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 25, 2025	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Goodwill	$ 2,255,000,000		$ 2,256,000,000	$ 2,255,000,000
Goodwill impairment	$ 0	$ 0	$ 0	$ 0	$ 0